UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21756
                                                    ----------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     First Trust Strategic High Income Fund
                               Semi-Annual Report
                     For the Six Months Ended April 30, 2007

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                  FIRST TRUST STRATEGIC HIGH INCOME FUND (FHI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


Shareholder Letter ........................................................   1
Portfolio Commentary ......................................................   2
Portfolio Components ......................................................   4
Portfolio of Investments ..................................................   5
Statement of Assets and Liabilities .......................................  10
Statement of Operations ...................................................  11
Statements of Changes in Net Assets .......................................  12
Statement of Cash Flows ...................................................  13
Financial Highlights ......................................................  14
Notes to Financial Statements .............................................  15
Additional Information ....................................................  20
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   NYSE Certification Information
   By-Law Amendments
   Submission of Matters to a Vote of Shareholders
   Advisory and Sub-Advisory Agreements
   Privacy Policy

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Strategic High Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Valhalla and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Valhalla are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------
                  FIRST TRUST STRATEGIC HIGH INCOME FUND (FHI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2007


Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust Strategic High Income Fund over the past six-month period. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased to be a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.



Sincerely,
/S/JAMES A. BOWEN
James A. Bowen
President of First Trust Strategic High Income Fund
June 11, 2007

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                              Portfolio Commentary
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                                  SUB-ADVISOR

Valhalla Capital Partners, LLC ("Valhalla" or the "Sub-Advisor"), the sub-advisor to First Trust Strategic High Income Fund, is a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities. Valhalla was founded in 2005 and is currently managed by its Managing Partners, Ken L. Mathis, Ramond P. Mecherle, CFA and Justin L. Ventura. Valhalla is a Kentucky limited liability company located at 2527 Nelson Miller Parkway, Suite 207, Louisville, Kentucky 40223. As of April 30, 2007, Valhalla had approximately $650 million in assets under management.

                           PORTFOLIO MANAGEMENT TEAM

MR. RAMOND P. MECHERLE, CFA, PORTFOLIO MANAGER

Mr. Ramond P. Mecherle, CFA, is a founding Managing Partner of Valhalla. He has nine years experience in the Financial Industry. Mr. Mecherle currently serves as Co-Manager of First Trust Strategic High Income Fund (New York Stock Exchange ("NYSE"):FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Mecherle was a dual employee of Hilliard Lyons Asset Management and Valhalla Capital from Valhalla's inception in 2005 through April 2006. From October 2004 to April 2006, Mr. Mecherle was employed by Hilliard Lyons Asset Management as Director of Fixed Income and Co-Manager of FHI. Prior to that, Mr. Mecherle was employed by Morgan Asset Management for seven years. There, Mr. Mecherle was an Assistant Portfolio Manager for three high-yield funds including the Regions Morgan Keegan Select High Income Fund (MKHIX), an open-end fund; RMK High Income (NYSE: "RMH"), a closed-end fund; RMK Strategic Income Fund (NYSE: "RSF"), a closed-end fund; and separate accounts. Mr. Mecherle received a B.A. from the University of Virginia and a M.B.A. from the Johnson Graduate School of Management, Cornell University.

MR. JUSTIN L. VENTURA, PORTFOLIO MANAGER

Mr. Justin L. Ventura is a founding Managing Partner of Valhalla. He has fourteen years experience in the Financial Industry. Mr. Ventura currently serves as Co-Manager of First Trust Strategic High Income Fund (NYSE: FHI), First Trust Strategic High Income Fund II (NYSE: FHY) and First Trust Strategic High Income Fund III (NYSE: FHO). Mr. Ventura was a dual employee of Hilliard Lyons Asset Management and Valhalla from Valhalla's inception in 2005 through April 2006. From June 2005 to April 2006, Mr. Ventura was employed by Hilliard Lyons Asset Management as Co-Manager of FHI. Prior to that, Mr. Ventura was employed by State Street Bank for six years as Vice President, Capital Markets Portfolio/ABS-MBS-CDO Sectors. Mr. Ventura began his career with Fitch IBCA, Inc. where he worked for five years and was a Director of Structured Finance/Mortgage and Asset-Backed Securities. Mr. Ventura received a B.A. from the University of Massachusetts and a J.D. from George Mason School of Law.

FIRST TRUST STRATEGIC HIGH INCOME FUND

First Trust Strategic High Income Fund (the "Fund") commenced trading on July 27, 2005. The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund will seek to achieve its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities the Sub-Advisor believes offer attractive yield and/or capital appreciation potential. Valhalla believes this combination of exposure to both consumer and commercial default risk provides investors with an investment vehicle more broadly diversified than a corporate-only "high-yield" strategy.

FUND RECAP

Over the six-month period ending April 30, 2007, the primary news affecting the Fund was the negative events surrounding sub-prime residential mortgage-backed securities. While the headlines generally made it appear that all sub-prime mortgages were in trouble, the primary problems in sub-prime mortgages were generally limited to those mortgages originated in late 2005 and throughout 2006. The Fund had minimal exposure to these vintages and less than 15% of its total holdings in the sub-prime mortgage market. However, the entire sub-prime mortgage market was negatively impacted in sympathy to the problems in those vintages. In the end, this sell-off should create a number of buying opportunities in oversold mortgage market segments that the Fund can take advantage of in the months to come.

--------------------------------------------------------------------------------
                        Portfolio Commentary (continued)
--------------------------------------------------------------------------------

FUND PROFILE AT 4/30/07
                                 FHI      LEHMAN BA INDEX

Wtd. Avg. Yield-to Maturity     11.36%         6.63%
         Wtd. Avg. Maturity     5.93 yrs      8.41 yrs
   Wtd. Avg. Credit Quality       B+          Bal/Ba2

SUB-ADVISOR Q&A

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

The Fund's diversification across both structured finance and corporate high-yield securities and its value strategy, which enabled it to purchase these securities at excellent values, has contributed to the Fund's performance since inception. FHI's exposure to sub-prime residential mortgage-backed securities was the primary source of its relative underperformance in 2007. In our opinion, negative headlines, an increase in delinquency pressure due to slowdown in housing price appreciation and the failure of a number of specialty, sub-prime lenders drove down bids and sparked a panic that hurt these bonds.

FUND PERFORMANCE FOR PERIOD ENDING 4/30/07

                      FHI NAV           FHI           LEHMAN BA
             DATES    RETURN       MARKET RETURN        INDEX
         Six Month     2.81%          1.38%              5.01%
          One Year    11.88%         16.17%             10.69%
 Inception-to-Date    20.25%         20.82%             12.55%

WILL THESE FACTORS CONTINUE TO HURT THE MARKET?

The downdraft in the sub-prime mortgage market did not affect the Fund's entire mortgage allocation. Its prime mortgage holdings posted positive performance, as investors were quick to differentiate among the various segments of the residential mortgage sector. In addition, a number of other asset classes remained unaffected by the sub-prime wave. Collateralized debt obligations
(CDOs), corporate bonds, and commercial mortgage-backed securities (CMBS) all generally produced positive performance over the fiscal year-to-date period and continued to provide attractive yields and significant diversification to the Fund.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

The overall economic outlook remains solid. While the drag from housing could continue into the second half of the year, the potential impact on consumer spending is still the biggest cause for concern for 2007. The Federal Reserve (the "Fed") may allow the consumer to feel some pain relating to housing, but it is unlikely to allow a prolonged slump to occur in that sector. Even with inflation risk on the horizon, we believe the Fed may be likely to step in and lower rates if necessary to prevent a recession. The challenge the Fund now faces is navigating a fixed-income landscape of tight spreads, while safeguarding against highly susceptible credit positions should the economy pull back.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO COMPONENTS*
APRIL 30, 2007 (UNAUDITED)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate Bonds               18.4%
CDO's                         13.3%
CMBS                          15.2%
Manufactured Housing          10.1%
Equipment Lease Receivables    1.8%
Residential Mortgage          25.1%
Franchise                     11.5%
Equity                         4.6%

* Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
ASSET-BACKED SECURITIES - 79.3%
$     1,750,000   ABCLO Ltd., Series 2007-1A, Class D, 9.27%, 4/15/21 (a) (b) ..  $   1,657,250
      3,000,000   ACE Securities Corp., Home Equity Loan Trust,
                     Series 2007-HE4, Class M8, 7.82%, 5/25/37 (a) .............      2,490,000
      2,000,000   ACE Securities Corp., Home Equity Loan Trust,
                     Series 2004-HE4, Class M11, 8.82%, 12/25/34 (a) ...........      1,954,781
        527,426   ACE Securities Corp., Home Equity Loan Trust,
                     Series 2003-OP1, Class B, 6.00%, 12/25/33 .................        521,831
      2,000,000   ACE Securities Corp., Home Equity Loan Trust,
                     Series 2005-HE5, Class M10, 8.32%, 8/25/35 (a) ............      1,100,000
      2,000,000   ACE Securities Corp., Home Equity Loan Trust,
                     Series 2005-SL1, Class M7, 6.50%, 6/25/35 (c) .............      1,440,118
      3,568,466   ACLC Business Loan Receivables Trust,
                     Series 1999-1, Class A3, 7.39%, 8/15/20 (b) ...............      2,933,432
      2,499,845   ACLC Business Loan Receivables Trust,
                     Series 1999-2, Class B, 8.75%, 1/15/21 (b) ................      2,521,457
      1,719,061   Aircraft Finance Trust, Series 1999-1A,
                     Class A2, 5.82%, 5/15/24 (a) (b) ..........................      1,651,373
        833,802   Atherton Franchisee Loan Funding, Series 1999-A,
                     Class A2, 7.23%, 4/15/12 (b) ..............................        850,972
      4,000,000   Bear Stearns Asset Backed Security Trust,
                     Series 2007-HE3, Class M9, 7.57%, 4/25/37 (a) .............      3,235,000
      2,000,000   Bear Stearns Second Lien Trust,
                     Series 2007-1, Class 2B1, 8.32%, 8/25/37 (a) ..............      1,340,000
      2,878,000   Bear Stearns Second Lien Trust,
                     Series 2007-1, Class 2M6, 8.32%, 8/25/37 (a) ..............      2,331,180
        944,966   Bombardier Capital Mortgage Securitization Corp.,
                     Series 1999-B, Class A3, 7.18%, 12/15/15 ..................        628,227
        369,089   Bombardier Capital Mortgage Securitization Corp.,
                     Series 1999-B, Class A1B, 6.61%, 9/15/10 ..................        232,407
      4,415,406   Conseco Finance Securitizations Corp.,
                     Series 2000-6, Class M1, 7.72%, 9/01/31 ...................      1,114,529
      1,741,548   EMAC Owner Trust, LLC,
                     Series 1998-1, Class A3, 6.63%, 1/15/25 (b) ...............      1,712,101
      1,821,666   EMAC Owner Trust, LLC,
                     Series 2000-1, Class A2, 6.54%, 1/15/27 (a) (b) ...........      1,440,254
      1,422,070   EMAC Owner Trust, LLC,
                     Series 2000-1, Class A1, 6.54%, 1/15/27 (a) (b) ...........      1,124,324
         13,735   Empire Funding Home Loan Owner Trust,
                     Series 1998-1, Class B2, 10.24%, 6/25/24 (b) (c) ..........         13,630
      4,905,000   Falcon Franchise Loan Trust,
                     Series 2000-1, Class E, 6.50%, 4/05/16 (b) ................      4,143,397
      4,231,000   Falcon Franchise Loan Trust,
                     Series 2003-1, Class E, 6.00%, 1/05/25 (b) ................      2,839,326
      5,000,000   FFCA Secured Lending Corp.,
                     Series 1998-1, Class D1, 7.81%, 10/18/25 (b) ..............      4,698,083
      5,000,000   FFCA Secured Lending Corp.,
                     Series 1999-2, Class B1, 8.27%, 5/18/26 (b) ...............      3,025,000
      1,789,038   FMAC Loan Receivables Trust,
                     Series 1997-B, Class A, 6.85%, 9/15/19 (b) ................      1,745,193
      6,200,000   FMAC Loan Receivables Trust,
                     Series 1998-CA, Class A3, 6.99%, 6/15/12 (b) ..............      5,555,726

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
ASSET-BACKED SECURITIES - CONTINUED
$     5,000,000   Green Tree Financial Corp.,
                     Series 1998-6, Class M1, 6.63%, 6/01/30 ...................  $   3,100,000
      3,000,000   Green Tree Financial Corp.,
                     Series 1998-8, Class M1, 6.98%, 9/01/30 ...................      1,957,760
        444,511   Green Tree Financial Corp.,
                     Series 1997-4, Class B1, 7.23%, 2/15/29 ...................         94,578
      1,000,000   Green Tree Financial Corp.,
                     Series 1998-4, Class M1, 6.83%, 4/01/30 ...................        433,270
      7,500,000   Green Tree Financial Corp.,
                     Series 1999-3, Class M1, 6.96%, 2/01/31 ...................      1,849,330
     10,000,000   GreenPoint Manufactured Housing Contract Trust,
                     Series 1999-5, Class M2, 9.23%, 12/15/29 ..................      5,824,062
      5,000,000   GSAMP Trust, Series 2004-AR2, Class B4, 5.00%, 8/25/34 (b) (c)      4,636,719
      3,700,000   Halyard Multi Asset CBO I, Ltd.,
                     Series 1A, Class B, 6.76%, 3/24/10 (a) (b) ................      2,701,000
      3,000,000   Helios Series I, Multi Asset CBO I, Ltd.,
                     Series 1A, Class B, 6.21%, 12/13/36 (a) (b) ...............      2,557,500
      5,000,000   Home Equity Mortgage Trust,
                     Series 2007-2, Class M3, 7.82%, 6/25/37 (a) ...............      3,800,000
      2,000,000   Home Equity Mortgage Trust,
                     Series 2005-3, Class B2, 7.00%, 11/25/35 (c) ..............      1,360,000
      5,000,000   Independence III CDO, Ltd.,
                     Series 3A, Class C1, 7.85%, 10/03/37 (a) (b) ..............      3,375,000
      2,375,000   IndyMac Residential Asset Backed Trust,
                     Series 2005-B, Class M10, 8.82%, 8/25/35 (a) ..............      1,829,663
      1,628,608   Long Beach Mortgage Loan Trust,
                     Series 2002-2, Class M3, 8.70%, 7/25/32 (a) ...............      1,218,567
      2,810,069   Longhorn CDO Ltd., Series 1, Class C, 11.61%, 5/10/12 (a) (b)       2,810,069
      2,602,000   Merit Securities Corp., Series 13, Class M2, 8.65%, 12/28/33 (c)      988,760
      5,737,056   Merit Securities Corp., Series 13, Class B1, 8.65%, 12/28/33 (b) (c)  458,964
      2,500,000   Merrill Lynch Mortgage Investors Trust,
                     Series 2006-SL1, Class B4, 7.50%, 9/25/36 (b) (c) .........      2,031,250
      1,266,224   Morgan Stanley Dean Witter Capital I,
                     Series 2001-NC3, Class B1, 9.00%, 10/25/31 (a) ............        788,952
      7,000,000   North Street Referenced Linked Notes,
                     Series 2000-1A, Class D1, 7.96%, 4/28/11 (a) (b) ..........      4,204,375
      4,500,000   North Street Referenced Linked Notes,
                     Series 2000-1A, Class C, 7.11%, 4/28/11 (a) (b) ...........      3,555,000
      8,000,000   Oakwood Mortgage Investors, Inc.,
                     Series 2002-B, Class M1, 7.62%, 6/15/32 (f) ...............      2,698,070
      4,000,000   Park Place Securities, Inc., Series 2004-WCW1,
                     Class M8, 8.82%, 9/25/34 (a) ..............................      3,307,148
      3,000,000   Park Place Securities, Inc., Series 2004-WCW2,
                     Class M10, 8.07%, 10/25/34 (b) (f) ........................      2,569,145
      3,000,000   Park Place Securities, Inc., Series 2005-WHQ4,
                     Class M10, 7.82%, 9/25/35 (a) (b) .........................      1,800,000
      2,000,000   Pebble Creek LCDO Ltd., Series 2007-2A,
                     Class E, 8.60%, 6/22/14 (a) (b) ...........................      1,780,000
      2,742,564   Pegasus Aviation Lease Securitization III,
                     Series 2001-1A, Class A3, 6.00%, 3/10/14 (a) (b) ..........      2,470,021

Page 6                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
ASSET-BACKED SECURITIES - CONTINUED
$     3,500,000   Rosedale CLO Ltd., Series I-A, Class II, 7/24/21 (b) .........  $   3,447,500
      6,000,000   Soundview Home Equity Loan Trust,
                     Series 2005-A, Class B2, 8.32%, 4/25/35 (a) (b) ...........      2,197,722
        529,173   Structured Asset Securities Corp., Series 2003-BC3,
                     Class B, 8.32%, 4/25/33 (a) (b) ...........................        238,128
      2,651,000   Structured Asset Investment Loan Trust, Series 2004-8,
                     Class B2, 5.00%, 9/25/34 (c) (f) ..........................      2,519,550
      5,000,000   Summit CBO I, Ltd., Series 1A, Class B, 6.38%, 5/23/11 (a) (b)      1,128,125
     10,000,000   UCFC Manufactured Housing Contract, Series 1998-3,
                     Class M1, 6.51%, 1/15/30 ..................................      4,450,000
      3,947,000   Wells Fargo Home Equity Trust, Series 2007-2,
                     Class B2, 7.82%, 4/25/37 (a) (b) ..........................      2,723,430
      5,000,000   Wilbraham CBO Ltd., Series 1A, Class A2, 6.05%, 7/13/12 (a) (b)     4,050,000
                                                                                  --------------
                  TOTAL ASSET-BACKED SECURITIES ................................    137,253,249
                                                                                  --------------
                  (Cost $133,228,796)
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
      1,930,000   Adjustable Rate Mortgage Trust, Series 2005-10,
                     Class 5M5, 7.52%, 1/25/36 (a) .............................      1,351,000
      3,137,999   Countrywide Alternative Loan Trust, Series 2006-OA2,
                     Class B2, 7.57%, 5/20/46 (a) ..............................      1,894,567
      3,989,976   Countrywide Alternative Loan Trust, Series 2005-56,
                     Class B4, 6.57%, 11/25/35 (a) (b) .........................      2,593,484
      2,443,485   Credit Suisse Mortgage Capital, Series 2006-1,
                     Class DB5, 5.74%, 2/25/36 (a) (b) .........................      1,436,993
      2,353,503   Credit Suisse Mortgage Capital, Series 2006-2,
                     Class DB5, 5.87%, 3/25/36 (a) (b) .........................      1,453,005
      1,102,658   CS First Boston Mortgage Securities, Series 2005-11,
                     Class DB6, 6.20%, 12/25/35 (a) (b) ........................        644,693
      4,894,629   HarborView Mortgage Loan Trust, Series 2005-9,
                     Class B10, 7.07%, 6/20/35 (a) .............................      4,245,326
                                                                                  --------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ....................     13,619,068
                                                                                  --------------
                  (Cost $14,436,855)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.4%
      1,171,422   Banc of America Commercial Mortgage Inc., Series 2000-1,
                     Class M, 6.00%, 11/15/31 (b) (f) ..........................      1,013,027
      2,000,000   Banc of America Large Loan, Inc., Series 2005-MIB1,
                     Class L, 8.32%, 3/15/22 (a) (b) ...........................      1,983,048
      2,878,166   Banc of America Structured Securities Trust, Series 2002-X1,
                     Class O, 7.00%, 10/11/33 (b) ..............................      2,583,260
      2,878,166   Banc of America Structured Securities Trust, Series 2002-X1,
                     Class P, 7.00%, 10/11/33 (b) ..............................      2,195,649
      1,776,400   Bear Stearns Commercial Mortgage Securities, Series 2000-WF1,
                     Class K, 6.50%, 2/15/32 ...................................      1,520,992
     18,993,589   FannieMae-ACES, Series 1998-M7, Class N, IO, 0.80%,
                     5/25/36 (a) (d) (e) .......................................        389,046
        700,000   GE Capital Commercial Mortgage Corp., Series 2000-1,
                     Class G, 6.13%, 1/15/33 (b) ...............................        650,236
      1,000,000   GMAC Commercial Mortgage Securities, Inc., Series 1999-C3,
                     Class G, 6.97%, 8/15/36 (b) ...............................        924,125

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                          MARKET
     VALUE                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONTINUED
$    27,171,057   Government National Mortgage Association, Series 2003-59,
                     Class XA, IO, 0.92%, 6/16/34 (a) (e) ......................  $   2,432,375
    112,033,744   Government National Mortgage Association, Series 2003-47,
                     Class XA, IO, 0.16%, 6/16/43 (a) (e) ......................      6,834,462
      7,000,000   GS Mortgage Securities Corp. II, Series 1998-C1,
                     Class H, 6.00%, 10/18/30 (b) ..............................      3,594,547
      2,951,002   LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                     Class S, 5.87%, 11/15/33 (b) ..............................      1,711,581
      3,025,000   LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                     Class Q, 5.87%, 11/15/33 (b) ..............................      2,041,528
      2,787,919   Morgan Stanley Capital I Inc., Series 2003-IQ5,
                     Class O, 5.24%, 4/15/38 (b) ...............................      1,585,538
        968,400   Morgan Stanley Capital I Inc., Series 1999-WF1,
                     Class M, 5.91%, 11/15/31 (b) (f) ..........................        687,058
                                                                                  --------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ..................     30,146,472
                                                                                  --------------
                  (Cost $35,181,416)
CORPORATE BONDS AND NOTES - 25.0%
      2,000,000   Advanced Lighting Technologies, Inc.,
                     Senior Subordinated Note, 11.00%, 3/31/09 .................      1,955,000
      3,500,000   Americast Technologies, Company Guarantee, 11.00%, 12/01/14 (b)     3,561,250
      2,000,000   Blue Ridge Paper Product, Company Guarantee, 9.50%, 12/15/08 .      2,010,000
      1,500,000   Broadview Networks Holdings, Inc.,
                     Secured Senior Note, 11.38%, 9/01/12 (b) ..................      1,612,500
      2,000,000   Coleman Cable Inc., Company Guarantee, 9.88%, 10/01/12 .......      2,105,000
      3,500,000   Dayton Superior Corp., Company Guarantee, 13.00%, 6/15/09 ....      3,605,000
      1,000,000   Edgen Acquisition Corp., Secured Senior Note, 9.88%, 2/01/11 .      1,075,000
      3,000,000   Elgin National Industries, Inc.,
                     Series B, Company Guarantee, 11.00%, 11/01/07 .............      3,015,000
      1,500,000   Eurofresh, Inc., Senior Notes, 11.50%, 1/15/13 (b) ...........      1,500,000
      2,000,000   GSI Group Inc., Company Guarantee, 12.00%, 5/15/13 ...........      2,275,000
      2,500,000   Interdent Service Corp., Company Guarantee, 10.75%, 12/15/11 .      2,343,750
      2,000,000   International Coal, Company Guarantee, 10.25%, 7/15/14 .......      2,052,500
      1,500,000   Lexington Precision Corp., Units, 12.00%, 8/01/09 ............      1,200,000
      3,000,000   MSX International UK, MXS International Business Service
                     QFR/ MXS International GmBH, Company Guarantee,
                     12.50%, 4/01/12 (b) .......................................      3,037,500
      1,000,000   PCA Finance Corp., LLC, Secured Senior Note,
                     14.00%, 6/01/09 (b) (g) ...................................        400,000
      3,341,000   Rafealla Apparel Group, Inc., Secured Senior Note, 11.25%, 6/15/11  3,424,525
      2,000,000   Sheridan Group, Inc., Company Guarantee, 10.25%, 8/15/11 .....      2,092,500
      3,500,000   The Restaurant Company, Company Guarantee, 10.00%, 10/01/13 ..      3,456,250
      2,500,000   Ziff Davis Media, Inc., Secured Senior Note, 11.36%, 5/01/12 (a)    2,512,500
                                                                                  --------------
                  TOTAL CORPORATE BONDS AND NOTES ..............................     43,233,275
                                                                                  --------------
                  (Cost $43,039,207)

Page 8                 See Notes to Financial Statements.


                                                                                        MARKET
     SHARES                        DESCRIPTION                                           VALUE
   ----------  -----------------------------------------------------------------  -----------------
PREFERRED SECURITIES - 6.2%
      1,450,000   Ajax Ltd., Series 2A (b) .....................................  $     870,000
      2,000,000   Ajax Ltd., Series 2X (b) .....................................      1,200,000
      3,750,000   Preferred Term Securities XXV, Ltd. (b) ......................      3,712,500
      4,000,000   Pro Rata Funding Ltd., Inc. (b) ..............................      3,280,000
      2,000,000   Soloso CDO Ltd. (b) ..........................................      1,758,125
                                                                                  --------------
                  TOTAL PREFERRED SECURITIES ...................................     10,820,625
                                                                                  --------------
                  (Cost $10,891,474)

                  TOTAL INVESTMENTS - 135.8% ...................................    235,072,689
                  (Cost $236,777,748) (h)

                  LOAN OUTSTANDING - (37.6%) ...................................    (65,000,000)
                  NET OTHER ASSETS AND LIABILITIES -  1.8% .....................      2,999,914
                                                                                  --------------
                  NET ASSETS - 100.0% ..........................................  $ 173,072,603
                                                                                  ==============

----------------------------------------------------
         (a) Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2007.
         (b) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by the Fund's sub-advisor. At April 30, 2007, these securities amounted to $130,675,113 or 75.50% of net assets.
         (c) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at April 30, 2007.
         (d)  Alternative Credit Enhancement Securities
         (e)  Interest only
         (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration normally to qualified institutional buyers (See Note 2C - Restricted Securities).
         (g) This borrower has filed for protection in a federal bankruptcy court.
         (h) Aggregate cost for federal income tax and financial reporting purposes.

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   Cost ($236,777,748) .....................................................................................    $235,072,689
Cash .......................................................................................................       1,948,495
Prepaid expenses ...........................................................................................          46,626
Receivables:
     Interest ..............................................................................................       2,665,860
     Dividends .............................................................................................          18,704
     Investment securities sold ............................................................................         511,931
     Other assets ..........................................................................................           9,545
                                                                                                                -------------
       Total Assets ........................................................................................     240,273,850
                                                                                                                -------------
LIABILITIES:
Payables:
     Outstanding loan ......................................................................................      65,000,000
     Investment securities purchased .......................................................................       1,657,250
     Interest and fees due on loan .........................................................................         277,571
     Investment advisory fees ..............................................................................         165,632
     Printing fees .........................................................................................          38,102
     Audit and legal fees ..................................................................................          33,828
     Administrative fees ...................................................................................          17,944
     Transfer agent fees ...................................................................................           4,424
     Trustees' fees and expenses ...........................................................................           3,297
     Custodian fees ........................................................................................           3,199
                                                                                                                -------------
       Total Liabilities ...................................................................................      67,201,247
                                                                                                                -------------
NET ASSETS .................................................................................................    $173,072,603
                                                                                                                =============
NET ASSETS CONSIST OF:
Undistributed net investment income ........................................................................    $  2,468,966
Accumulated net realized gain on investments sold ..........................................................       1,573,971
Net unrealized depreciation of investments .................................................................      (1,705,059)
Par value ..................................................................................................          89,551
Paid-in capital ............................................................................................     170,645,174
                                                                                                                -------------
     Net Assets ............................................................................................    $173,072,603
                                                                                                                =============
NET ASSET VALUE, applicable to Common Shares outstanding (par value $0.01 per Common Share) ................    $      19.33
                                                                                                                =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ................       8,955,060
                                                                                                                =============

Page 10                See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest ..........................................................................   $ 11,816,095
Dividends .........................................................................        319,111
                                                                                      -------------
   Total investment income ........................................................     12,135,206
                                                                                      -------------
EXPENSES:
Interest and fees on outstanding loan payable .....................................      1,257,723
Investment advisory fees ..........................................................        966,024
Administration fees ...............................................................        105,232
Audit and legal fees ..............................................................         45,313
Printing fees .....................................................................         24,465
Trustees' fees and expenses .......................................................         20,274
Transfer agent fees ...............................................................         19,961
Custodian fees ....................................................................          9,540
Other .............................................................................        164,342
                                                                                      -------------
   Total expenses .................................................................      2,612,874
                                                                                      -------------
NET INVESTMENT INCOME .............................................................      9,522,332
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments ...........................................       (200,632)
Net change in unrealized appreciation (depreciation) on investments ...............     (4,527,122)
                                                                                      -------------
Net realized and unrealized gains (losses) ........................................     (4,727,754)
                                                                                      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $  4,794,578
                                                                                      =============

                       See Notes to Financial Statements.                Page 11

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        SIX MONTHS
                                                                                           ENDED             YEAR
                                                                                         4/30/2007           ENDED
                                                                                        (UNAUDITED)       10/31/2006
                                                                                      --------------     ------------
OPERATIONS:
Net investment income .............................................................   $  9,522,332       $ 18,371,244
Net realized gain (loss) on investments ...........................................       (200,632)         2,572,170
Net change in unrealized appreciation (depreciation) on investments ...............     (4,527,122)         4,128,186
                                                                                      ------------       ------------
Net increase in net assets resulting from operations ..............................      4,794,578         25,071,600

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................................     (8,570,414)       (18,950,011)
Net realized gain on investments ..................................................       (597,737)                --
                                                                                      ------------       ------------
Total distributions to shareholders ...............................................     (9,168,151)       (18,950,011)

CAPITAL TRANSACTIONS:
Proceeds from 54,111 and 95,713 Common Shares reinvested, respectively ............      1,070,856          1,841,052
                                                                                      ------------       ------------
Net increase from capital transactions ............................................      1,070,856          1,841,052
                                                                                      ------------       ------------
Net decrease in net assets ........................................................     (3,302,717)         7,962,641

NET ASSETS:
Beginning of period ...............................................................    176,375,320        168,412,679
                                                                                      ------------       ------------
End of period .....................................................................   $173,072,603       $176,375,320
                                                                                      ============       ============
Undistributed net investment income at end of period ..............................   $  2,468,966       $  1,517,048
                                                                                      ============       ============

Page 12                See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ..............................   $  4,794,578
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
Changes in assets and liabilities:
   Increase in investments, at value* .............................................    (66,204,801)
   Increase in interest receivable ................................................       (563,994)
   Increase in prepaid expenses and other assets ..................................        (37,364)
   Decrease in receivable for investment securities sold ..........................      1,960,180
   Increase in payable for investment securities purchased ........................        124,021
   Increase in interest expense and fees due on outstanding loan ..................        277,571
   Increase in investment advisory fees payable ...................................         31,653
   Decrease in audit and legal fees payable .......................................        (13,569)
   Increase in printing fees payable ..............................................          9,955
   Increase in administrative fees payable ........................................          3,058
   Decrease in custodian fees payable .............................................            599
   Decrease in accrued expenses and other liabilities .............................         (8,276)
                                                                                      ------------
CASH USED BY OPERATING ACTIVITIES .................................................                      $ (59,626,389)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares reinvested ................................................      1,070,856
   Distributions to shareholders from net investment income .......................     (9,168,151)
   Issuance of loan ...............................................................     65,000,000
                                                                                      ------------
CASH PROVIDED BY FINANCING ACTIVITIES .............................................                         56,902,705
                                                                                                         -------------
Increase in cash ..................................................................                         (2,723,684)
Cash at beginning of period .......................................................                          4,672,179
                                                                                                         -------------
Cash at end of period .............................................................                      $   1,948,495
                                                                                                         =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest ..........................................                      $     980,152

--------------------------------------------------
* Includes net change in unrealized appreciation (depreciation) on investments of $4,527,122.

                       See Notes to Financial Statements.                Page 13

FIRST TRUST STRATEGIC HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                   SIX MONTHS
                                                                                      ENDED             YEAR            PERIOD
                                                                                   4/30/2007           ENDED            ENDED
                                                                                   (UNAUDITED)       10/31/2006      10/31/2005(a)
                                                                                --------------     -------------   --------------
Net asset value, beginning of period .................................          $        19.82     $       19.13   $      19.10(b)
                                                                                --------------     -------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................................                    1.07              2.08           0.39
Net realized and unrealized gain (loss) on investments ...............                   (0.53)             0.76          (0.17)
                                                                                --------------     -------------   ------------
Total from investment operations .....................................                    0.54              2.84           0.22
                                                                                --------------     -------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ................................................                   (0.96)            (2.15)         (0.15)
Net realized gain on investments .....................................                   (0.07)               --             --
                                                                                --------------     -------------   ------------
Total from distributions .............................................                   (1.03)            (2.15)         (0.15)
                                                                                --------------     -------------   ------------
Common Shares offering costs charged to paid-in capital ..............                      --                --          (0.04)
                                                                                --------------     -------------   ------------
Net asset value, end of period .......................................          $        19.33     $       19.82   $      19.13
                                                                                ==============     =============   ============
Market value, end of period ..........................................          $        20.40     $       21.19   $      18.79
                                                                                ==============     =============   ============
TOTAL RETURN BASED ON NET ASSET VALUE (C)(D) .........................                    2.81%            15.73%          1.03%
                                                                                ==============     =============   ============
TOTAL RETURN BASED ON MARKET VALUE (D)(E) ............................                    1.38%            26.16%         (5.28)%
                                                                                ==============     =============   ============
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................................          $      173,073     $     176,375   $    168,413
Ratio of net expenses to average net assets excluding interest expense                    1.56%(f)           N/A            N/A
Ratio of total expenses to average net assets ........................                    3.00%(f)          1.20%          1.33%(f)
Ratio of net investment income to average net assets .................                   10.94%(f)         10.84%          7.82%(f)
Portfolio turnover rate ..............................................                      10%               78%            19%

INDEBTEDNESS:
Loan outstanding (in 000's) ..........................................          $       65,000               N/A            N/A
Asset coverage per $1,000 of indebtedness (g) ........................          $        3,663               N/A            N/A

--------------------------------------------------
(a) The Fund commenced operations on July 19, 2005.
(b) Net of sales load of $0.90 per share on initial shares issued.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return is not annualized for periods less than one year.
(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market value.
(f) Annualized.
(g) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
N/A Not Applicable.

Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Strategic High Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on April 15, 2005 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHI on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities that Valhalla Capital Partners LLC ("Valhalla" or the "Sub-Advisor") believes offer attractive yield and/or capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature within 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund follows the provisions of EMERGING ISSUES TASK FORCE NO. 99 20 ("EITF 99 20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99 20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets of the Fund with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act, normally to qualified institutional buyers. As of April 30, 2007, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                                     CARRYING         CURRENT      4/30/07    % OF
                                                   ACQUISITION     PRINCIPAL      VALUE PER UNIT     CARRYING       MARKET     NET
SECURITY                                              DATE           VALUE          AT 4/30/07         COST         VALUE    ASSETS
Banc of America Commercial Mortgage, Inc.,
   Series 2000-1, Class M, 6.00%, 11/15/31           8/2/05     $ 1,171,422          $86.48       $   927,022   $1,013,027   0.59%
Morgan Stanley Capital I Inc.,
   Series 1999-WF1, Class M, 5.91%, 11/15/31         8/3/05         968,400           70.95           614,570      687,058   0.40
Oakwood Mortgage Investors, Inc.,
   Series 2002-B, Class M1, 7.62%, 6/15/32         10/13/05       8,000,000           33.65         1,707,623    2,698,070   1.56
Park Place Securities, Inc.,
   Series 2004-WCW2, Class M10, 8.07%, 10/25/34     3/24/06       3,000,000           85.64         2,896,728    2,569,145   1.48
Structured Asset Investment Loan Trust,
   Series 2004-8, Class B2, 5.00%, 9/25/34          3/24/06       2,651,000           95.04         2,589,124    2,519,550   1.45
                                                                -----------                       -----------   ----------  -----
                                                                $15,790,822                       $ 8,735,067   $9,486,850   5.48%
                                                                ===========                       ===========   ==========  =====

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows:

Distributions paid from:                                                           2006
Ordinary Income..........................................................       $18,950,011

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income............................................       $ 3,464,198
Net Unrealized Depreciation .............................................       $   596,128
Net Unrealized Appreciation .............................................       $ 2,665,714

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Hilliard Lyons Asset Management, the predecessor sub-advisor to the Fund, have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's estimated share of Common Share offering costs, $352,209, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended October 31, 2005.

H. ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

Valhalla, a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities, serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates, ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the Funds paid each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates an annual retainer of $10,000, which included compensation for all board and committee meetings.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended April 30, 2007, aggregated amounts were $91,317,875 and $20,888,966, respectively.

As of April 30, 2007, the aggregate gross unrealized appreciation for all securities in which there as an excess of value over tax cost was $9,021,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,726,377.

                                5. COMMON SHARES

As of April 30, 2007, 8,955,060 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                                  SIX MONTHS ENDED         PERIOD ENDED
                                                                   APRIL 30, 2007        OCTOBER 31, 2006
                                                                 SHARES     AMOUNT      SHARES    AMOUNT
Issued as reinvestment of dividends under the
   Dividend Reinvestment Plan ................................   54,111  $ 1,070,856    95,713  $   1,841,052
                                                              ---------  -----------  --------  -------------
                                                                 54,111  $ 1,070,856    95,713  $   1,841,052
                                                              =========  ===========  ========  =============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2007, no Preferred Shares had been issued.

                          7. REVOLVING LOAN AGREEMENT

On December 4, 2006, the Fund entered into a Revolving Credit and Security Agreement between the Fund, Liberty Street Funding, as conduit lender, and The Bank of Nova Scotia, as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $65,000,000. For the fiscal period ended April 30, 2007, the average amount outstanding was $50,979,730. The high and low annual interest rates during the fiscal period ended April 30, 2007 were 5.35% and 5.32%, respectively, and the weighted average interest rate was 5.33%.

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

RESIDENTIAL MORTGAGE-BACKED SECURITIES CONCENTRATION RISK: The Fund will invest at least 25% of its total assets in residential mortgage-backed securities under normal market conditions. A fund concentrated in a single industry is likely to present more risks than a fund that is broadly diversified over several industries. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which usually may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Services, Inc., below "BBB-" by Standard & Poor's Ratings Group, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Below-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                              9. SUBSEQUENT EVENTS

On April 20, 2007, the Fund declared a dividend of $0.160 per share, which represents a dividend from net investment income to Common Shareholders of record May 3, 2007, payable May 15, 2007.

On May 21, 2007, the Fund declared a dividend of $0.160 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2007, payable June 15, 2007.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at #800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at HTTP://WWW.FTPORTFOLIOS.COM; (3) on the SEC's website at HTTP://WWW.SEC.GOV; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                               BY-LAW AMENDMENTS

On June 12, 2006 and December 10, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund including the implementation of a staggered Board of Trustees. The changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the amended By-Laws, investors may call the Fund at (800) 7988-5891.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. The Annual Meeting for the Fund was adjourned until May 29, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 6,113,646, the number of votes withheld was 199,288 and the number of abstentions was 2,622,922. The number of votes cast in favor of Niel B. Nielson was 6,112,846, the number of votes withheld was 200,088 and the number of abstentions was 2,622,922. The number of votes cast in favor of Richard E. Erickson was 6,113,946, the number of votes withheld was 198,988 and the number of abstentions was 2,622,922. The number of votes cast in favor of Thomas R. Kadlec was 6,116,946, the number of votes withheld was 195,988 and the number of abstentions was 2,622,922. The number of votes cast in favor of Robert F. Keith was 6,115,902, the number of votes withheld was 197,032 and the number of abstentions was 2,622,922.

Also at the Annual Meeting of Shareholders of the Fund, the Shareholders approved a change in the Fund's industry concentration policy to provide that the Fund will invest at least 25% of its total assets in residential mortgage-backed securities under normal market conditions. The number of votes cast in favor of the change in industry concentration policy was 4,036,029, the number of votes cast against was 237,628, the number of abstentions was 194,149, and the number of broker non-votes was 1,504,188.

As a result of this change in industry concentration policy, please see the additional concentration of risk disclosure in footnote 8 in the Notes to Financial Statements.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Strategic High Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Valhalla Capital Partners LLC (the "Sub-Advisor"), at a meeting held on March 12, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. The Board noted that First Trust Portfolios L.P., an affiliate of the Advisor, has a minority ownership interest in the Sub-Advisor and that this investment allows for more informed oversight of the Sub-Advisor by the Advisor. With respect to the Sub-Advisory Agreement, the Board received a presentation from a representative of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund, including that the Fund only recently began using leverage. Based on the information provided, the Board noted that the Fund's management fees and expense ratio were the highest of the three funds in the Lipper peer group and that the Fund's management fees and expense ratio were the lowest in the five funds in the Advisor peer group. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's, other than to another closed-end fund (for which the fee is identical).

The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, particularly another closed-end fund for which the Advisor also serves as investment manager (the fee is identical). The Board also considered the Fund's performance for the one-year and since inception periods ended December 31, 2006 as compared to the performance of a relevant benchmark index and to a performance group selected by Lipper. The Board noted that the Fund's performance was the best in the performance group for both periods and that the Fund outperformed its benchmark for both periods. The Board also considered performance data provided by the Advisor for the one-year and since inception periods, and considered an analysis

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

prepared by the Advisor on benefits provided by the Fund's leverage. The Board also considered an analysis of the Fund's premium/discount prepared by the Advisor and noted that the Fund's premium/discount was generally indicative of the asset class. The Board concluded that the Fund's performance was satisfactory.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fallout benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered the Sub-Advisor's representation that because of the amount of evaluation and administration necessary for maintaining the securities in the portfolio there are only very limited economies of scale available in connection with its sub-advisory services. The Board noted that the Sub-Advisor believes the sub-advisory fee is reasonable in light of any economies of scale. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor. The Board considered the Sub-Advisor's representation that its profitability, if any, is based solely on the advisory fees it receives from the Fund and another closed-end fund in the First Trust Fund Complex. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

o   Information about your transactions with us, our affiliates or others;

o   Information we receive from your inquiries by mail, e-mail or telephone; and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2007 (UNAUDITED)

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 29, 2007
     ---------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JUNE 29, 2007
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.